PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,906	€ 2,056
Additions	233	228
Disposals	(4)	(3)
Depreciation expense	(253)	(249)
Impairment		(42)
Transfer and other changes	(7)	(4)
Effect of changes in foreign exchange rates	73	(80)
Ending balance	1,948	1,906
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	12	11
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,260
Ending balance	3,577	3,260
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,354)
Ending balance	(1,629)	(1,354)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	379	366
Additions	6	20
Disposals	(1)	0
Depreciation expense	(27)	(27)
Impairment		(6)
Transfer and other changes	5	38
Effect of changes in foreign exchange rates	12	(12)
Ending balance	374	379
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	559
Ending balance	590	559
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(180)
Ending balance	(216)	(180)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,361	1,451
Additions	52	76
Disposals	(2)	(3)
Depreciation expense	(210)	(211)
Impairment		(28)
Transfer and other changes	153	139
Effect of changes in foreign exchange rates	57	(63)
Ending balance	1,411	1,361
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,473
Ending balance	2,750	2,473
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,112)
Ending balance	(1,339)	(1,112)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14	17
Additions	6	3
Disposals	(1)	0
Depreciation expense	(12)	(10)
Impairment		0
Transfer and other changes	8	5
Effect of changes in foreign exchange rates	0	(1)
Ending balance	15	14
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48
Ending balance	57	48
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(34)
Ending balance	(42)	(34)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	186	190
Additions	12	53
Disposals		(1)
Depreciation expense	(28)	(36)
Impairment		(9)
Transfer and other changes	(1)	(5)
Effect of changes in foreign exchange rates	5	(6)
Ending balance	174	186
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	281
Ending balance	297	281
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(95)
Ending balance	(123)	(95)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	112	116
Additions	5	19
Disposals		0
Depreciation expense	(11)	(12)
Impairment		(4)
Transfer and other changes	0	(4)
Effect of changes in foreign exchange rates	2	(3)
Ending balance	108	112
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	142
Ending balance	150	142
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(30)
Ending balance	(42)	(30)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	72	71
Additions	7	33
Disposals		(1)
Depreciation expense	(16)	(22)
Impairment		(5)
Transfer and other changes	(1)	(1)
Effect of changes in foreign exchange rates	3	(3)
Ending balance	65	72
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	135
Ending balance	144	135
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(63)
Ending balance	(79)	(63)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2	3
Additions	0	1
Disposals		0
Depreciation expense	(1)	(2)
Impairment		0
Transfer and other changes	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	1	2
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4
Ending balance	3	4
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2)
Ending balance	€ (2)	€ (2)